Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Changes in financial statement, description		the Company’s consolidated financial statements for the year ended December 31, 2020, the Company’s revenue decreased by approximately $19.8 million, or 67.1%, from approximately $29.6 million in the year ended December 31, 2019 to approximately $9.7 million in the year ended December 31, 2020, its gross profit from continued operation decreased by approximately $6.2 million, or 84.3%, from approximately $7.4 million in the year ended December 31, 2019 to approximately $1.2 million for the year ended December 31, 2020, and its gross margin for the year ended December 31, 2020 decreased to 11.9% from 24.9% from last year. These decreases were mainly attributable to increasing raw material cost for manufacturing and decreasing sales of the Company’s construction materials, due to the Company’s failure to obtain bids from new municipal construction projects. In addition, for the year ended December 31, 2020 and 2019, the Company incurred significant impairment losses on bad debt expenses on uncollectible accounts receivable and advance payments due to changes in market conditions of its customers and suppliers.
Net loss	$ (12,900,608)	$ (15,097,249)	$ 4,567,682
Working capital deficit	9,400,000
Cash	1,100,000
Amount of accounts receivable outstanding	3,400,000
Accounts receivable from third parties	3,200,000
Accounts receivable from related party	200,000
Amount of accounts receivable collected back	$ 300,000
Percentage of accounts receivable collected back	3.00%
Amount of bank loans outstanding	$ 15,900,000
Short term borrowing	6,700,000
Long term debt	2,900,000
Long- term loans	$ 6,300,000
Issuance of debt payment method	the Company entered into a securities purchase agreement (the “Agreement”) with an accredited investor (the “Debenture Holder”) to place a Convertible Debenture (the “Debenture”) with a maturity date of twelve months after the issuance thereof in the aggregate principal amount of up to $2,300,000 (the “Transaction”), provided that in case of an event of default, the Debenture may become at the Debenture Holder’s election immediately due and payable. The Debenture Holder may convert the Debenture in its sole discretion to Company’s common shares at any time at the lower of $2.50 or 95% of the average of the two lowest daily VWAPs during the ten consecutive trading days immediately preceding the conversion date.